UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-22884

                    The Gabelli Global Small and Mid Cap Value Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Small and Mid Cap Value Trust

Semiannual Report — June 30, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Kevin V. Dreyer Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Jeffrey J. Jonas, CFA Portfolio Manager BS, Boston College

To Our Shareholders,

For the six months ended June 30, 2018, the net asset value (“NAV”) total return of The Gabelli Global Small and Mid Cap Value Trust (the “Fund”) was (1.6)%, compared with a total return of 1.5% for the Morgan Stanley Capital International (“MSCI”) World SMID Cap Index. The total return for the Fund’s publicly traded shares was (4.9)%. The Fund’s NAV per share was $14.39, while the price of the publicly traded shares closed at $12.12 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2018.

Comparative Results

Average Annual Returns through June 30, 2018 (a) (Unaudited)				Since
	Year to Date	1 Year	3 Year	Inception (06/23/14)
Gabelli Global Small and Mid Cap Value Trust
NAV Total Return (b)	(1.64)%	8.05%	8.03%	6.66%
Investment Total Return (c)	(4.87)	1.65	6.06	1.43
MSCI World SMID Cap Index	1.48	12.92	9.20	7.31(d)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The MSCI World SMID Cap Index captures mid and small cap representation across 23 developed markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings, and are net of expenses. Since inception return is based on an initial NAV of $12.00.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $12.00.

(d)	From June 30, 2014, the date closest to the Fund’s inception for which data are available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2018:

The Gabelli Global Small and Mid Cap Value Trust

U.S. Government Obligations	17.0%
Food and Beverage	15.2%
Financial Services	8.3%
Health Care	6.6%
Consumer Products	4.6%
Business Services	3.8%
Diversified Industrial	3.4%
Machinery	3.1%
Retail	2.6%
Cable and Satellite	2.4%
Automotive: Parts and Accessories	2.4%
Wireless Communications	2.3%
Hotels and Gaming	2.1%
Automotive	2.0%
Aerospace	1.9%
Specialty Chemicals	1.8%
Electronics	1.8%
Equipment and Supplies	1.8%
Entertainment	1.7%
Energy and Utilities: Electric	1.5%
Broadcasting	1.5%
Telecommunications	1.3%

Computer Software and Services	0.9%
Aviation: Parts and Services	0.9%
Environmental Services	0.9%
Energy and Utilities: Natural Gas	0.9%
Building and Construction	0.9%
Energy and Utilities: Water	0.9%
Paper and Forest Products	0.7%
Metals and Mining	0.7%
Transportation	0.7%
Media	0.6%
Publishing	0.6%
Energy and Utilities: Integrated	0.5%
Consumer Services	0.5%
Real Estate	0.5%
Energy and Utilities: Services	0.4%
Manufactured Housing and Recreational Vehicles	0.2%
Closed-End Funds	0.1%
Educational Services	0.0%*

100.0%

* Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 82.7%
	Aerospace — 1.9%
12,500	Aerojet Rocketdyne Holdings Inc.†	$239,642	$368,625
113,000	BBA Aviation plc	360,372	509,135
16,500	Kaman Corp.	671,165	1,149,885
100,000	Rolls-Royce Holdings plc	883,455	1,304,176
7,100,000	Rolls-Royce Holdings plc, Cl. C†(a)	9,890	9,370

		2,164,524	3,341,191

	Automotive — 2.0%
4,300	Ferrari NV	176,542	580,543
72,000	Navistar International Corp.†	1,373,495	2,931,840

		1,550,037	3,512,383

	Automotive: Parts and Accessories — 2.4%
382	Adient plc	17,954	18,791
49,000	Brembo SpA	354,018	663,206
92,500	Dana Inc.	1,649,083	1,867,575
50,000	Federal-Mogul Holdings Corp.† (a)	526,198	500,000
4,000	Linamar Corp.	171,102	175,895
13,000	Modine Manufacturing Co.†	173,052	237,250
12,000	Uni-Select Inc.	212,310	190,864
3,900	Visteon Corp.†	223,731	504,036

		3,327,448	4,157,617

	Aviation: Parts and Services — 0.9%
5,000	Arconic Inc.	98,108	85,050
1,000	Curtiss-Wright Corp.	69,929	119,020
13,000	KLX Inc.†	466,328	934,700
3,500	Rockwell Collins Inc.	360,985	471,380

		995,350	1,610,150

	Broadcasting — 1.5%
8,000	Beasley Broadcast Group Inc., Cl. A	46,049	89,600
46,600	Corus Entertainment Inc., Cl. B	172,087	175,816
9,000	Discovery Inc., Cl. A†	240,283	247,500
6,000	Entravision Communications Corp., Cl. A	28,083	30,000
38,000	Grupo Televisa SAB, ADR	717,739	720,100
215,000	ITV plc	555,543	493,718
500	Liberty Broadband Corp., Cl. A†	25,308	37,820
1,603	Liberty Broadband Corp., Cl. C†	77,452	121,379
2,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	74,602	90,100
10,000	Sinclair Broadcast Group Inc., Cl. A	296,200	321,500
32,392	Sirius XM Holdings Inc.	170,058	219,294

		2,403,404	2,546,827

Shares		Cost	Market Value
	Building and Construction — 0.9%
12,400	Armstrong Flooring Inc.†	$217,337	$174,096
500	Bouygues SA	23,220	21,552
4,000	GCP Applied Technologies Inc.†	123,406	115,800
11,000	IES Holdings Inc.†	191,006	184,250
10,505	Johnson Controls International plc	376,529	351,392
15,000	USG Corp.†	645,747	646,800

		1,577,245	1,493,890

	Business Services — 3.8%
3,000	Aramark	78,477	111,300
4,000	Ascent Capital Group Inc., Cl. A†	17,684	11,240
3,000	Core-Mark Holding Co. Inc.	93,316	68,100
1,000	Diebold Nixdorf AG	57,961	66,798
54,000	Diebold Nixdorf Inc.	1,051,273	645,300
13,000	Donnelley Financial Solutions, Inc.†	268,328	225,810
15,000	Fly Leasing Ltd., ADR†	211,542	211,350
37,500	Herc Holdings Inc.†	1,323,830	2,112,750
2,300	Iron Mountain Inc.	84,982	79,761
28,808	JCDecaux SA	1,005,728	964,180
13,000	Loomis AB, Cl. B	385,730	451,972
24,200	Macquarie Infrastructure Corp.	1,236,661	1,021,240
4,000	Ströeer SE & Co KGaA	86,799	242,202
2,500	The Brink’s Co.	52,037	199,375
12,000	The Interpublic Group of Companies Inc.	227,975	281,280

		6,182,323	6,692,658

	Cable and Satellite — 2.4%
1,000	AMC Networks Inc., Cl. A†	60,778	62,200
350	Cable One Inc.	92,298	256,651
5,000	Cogeco Communications Inc.	272,488	247,670
80,733	Dish TV India Ltd., GDR†	90,569	78,311
15,834	Liberty Global plc, Cl. A†	376,773	436,068
50,712	Liberty Global plc, Cl. C†	1,319,125	1,349,446
126	Liberty Latin America Ltd., Cl. A†	4,153	2,409
500	Rogers Communications Inc., Cl. B	26,788	23,730
90,000	Sky plc	1,093,714	1,735,931

		3,336,686	4,192,416

	Computer Software and Services — 0.9%
5,000	AVEVA Group plc	159,484	177,242
9,000	Blucora Inc.†	73,208	333,000
14,000	Carbonite Inc.†	164,377	488,600
500	Dell Technologies Inc., Cl. V†	22,535	42,290
9,000	Internap Corp.†	130,773	93,780
3,000	InterXion Holding NV†	81,282	187,260
4,000	Rocket Internet SE†	93,061	128,458
2,000	Twitter Inc.†	33,707	87,340

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
500	zooplus AG†	$97,319	$93,424

		855,746	1,631,394

	Consumer Products — 4.6%
2,400	Church & Dwight Co. Inc.	80,954	127,584
4,000	Coty Inc., Cl. A	65,614	56,400
200	dormakaba Holding AG	98,379	140,261
10,500	Edgewell Personal Care Co.†	628,634	529,830
6,400	Energizer Holdings Inc.	216,149	402,944
20,300	Hunter Douglas NV	863,311	1,493,501
300	L’Oreal SA	48,139	74,097
13,000	Marine Products Corp.	80,532	231,140
10,000	Mattel Inc.	131,150	164,200
9,500	Nilfisk Holding A/S†	460,085	463,836
600	Nintendo Co. Ltd., ADR	12,318	24,474
1,500	Salvatore Ferragamo SpA	29,710	36,611
50,000	Scandinavian Tobacco Group A/S	794,727	755,100
6,000	Shiseido Co. Ltd.	108,513	476,792
63,000	Swedish Match AB	2,052,990	3,120,898

		5,671,205	8,097,668

	Consumer Services — 0.5%
90,000	AA plc	191,985	147,462
3,000	Allegion plc	178,596	232,080
17,500	Ashtead Group plc	295,727	524,963

		666,308	904,505

	Diversified Industrial — 3.4%
18,000	Ampco-Pittsburgh Corp.†	241,139	184,500
2,500	Crane Co.	179,774	200,325
16,000	EnPro Industries Inc.	1,061,485	1,119,200
30,000	Greif Inc., Cl. A	1,605,218	1,586,700
14,000	Griffon Corp.	203,632	249,200
4,000	Haynes International Inc.	156,664	146,960
1,500	Jardine Matheson Holdings Ltd.	99,634	94,650
2,000	Jardine Strategic Holdings Ltd.	90,135	72,960
500	Moog Inc., Cl. A	43,790	38,980
24,200	Myers Industries Inc.	387,061	464,640
5,000	Raven Industries Inc.	95,464	192,250
5,000	Smiths Group plc	95,104	112,047
2,700	Sulzer AG	268,151	328,809
36,000	Toray Industries Inc.	288,924	284,189
13,000	Tredegar Corp.	222,491	305,500
5,000	Trinity Industries Inc.	160,447	171,300
7,000	US Silica Holdings Inc.	222,186	179,830
16,500	Wartsila OYJ Abp	266,345	324,293

		5,687,644	6,056,333

	Educational Services — 0.0%
10,000	Universal Technical Institute Inc.†	26,376	31,500

Shares		Cost	Market Value
	Electronics — 1.8%
2,000	Agilent Technologies Inc.	$74,495	$123,680
7,000	Datalogic SpA	81,862	258,726
1,000	Dolby Laboratories Inc., Cl. A	34,320	61,690
44,000	Sony Corp., ADR	1,150,605	2,255,440
25,000	Sparton Corp.†	588,148	474,750

		1,929,430	3,174,286

	Energy and Utilities: Electric — 1.5%
31,200	Algonquin Power & Utilities Corp.	241,059	301,403
5,500	El Paso Electric Co.	212,397	325,050
31,000	Evergy Inc.	1,749,034	1,740,650
7,500	Fortis Inc.	222,079	239,722

		2,424,569	2,606,825

	Energy and Utilities: Integrated — 0.5%
20,000	Estre Ambiental Inc.†	200,792	166,800
15,000	Hawaiian Electric Industries Inc.	481,548	514,500
85,000	Hera SpA	242,353	265,033

		924,693	946,333

	Energy and Utilities: Natural Gas — 0.9%
22,000	National Fuel Gas Co.	1,206,744	1,165,120
1,200	Southwest Gas Holdings Inc.	62,843	91,524
5,500	Whiting Petroleum Corp.†	219,272	289,960

		1,488,859	1,546,604

	Energy and Utilities: Services — 0.4%
6,500	Dril-Quip Inc.†	313,373	334,100
7,000	Forum Energy Technologies Inc.†	97,944	86,450
180,000	SD Standard Drilling plc†	38,345	36,732
82,000	Weatherford International plc†	406,356	269,780

		856,018	727,062

	Energy and Utilities: Water — 0.9%
60,600	Beijing Enterprises Water Group Ltd.	40,697	33,059
1,400	Consolidated Water Co. Ltd.	16,458	18,060
17,000	Mueller Water Products Inc., Cl. A	150,695	199,240
47,500	Severn Trent plc	1,464,798	1,240,910

		1,672,648	1,491,269

	Entertainment — 1.7%
32,000	Borussia Dortmund GmbH & Co. KGaA	214,353	200,862
95,000	Entertainment One Ltd.	352,377	461,133
2,000	Golden Entertainment Inc.†	59,960	53,980
10,000	Liberty Media Corp.- Liberty Braves, Cl. A†	238,139	257,100
17,000	Liberty Media Corp.- Liberty Braves, Cl. C†	359,873	439,620
6,000	Manchester United plc, Cl. A	95,044	123,600

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
7,500	National CineMedia Inc.	$47,758	$63,000
5,000	Reading International Inc., Cl. A†	80,425	79,750
1,850	The Madison Square Garden Co, Cl. A†	285,117	573,851
11,000	Viacom Inc., Cl. B	275,652	331,760
13,000	Vivendi SA	315,907	318,810
66,666	Wow Unlimited Media Inc.†(b)	76,710	72,744

		2,401,315	2,976,210

	Environmental Services — 0.9%
5,000	Stericycle Inc.†	372,415	326,450
10,000	Tomra Systems ASA	117,808	209,962
13,972	Waste Connections Inc.	498,660	1,051,812

		988,883	1,588,224

	Equipment and Supplies — 1.8%
2,400	A.O. Smith Corp.	80,278	141,960
17,000	Flowserve Corp.	721,237	686,800
13,500	Graco Inc.	326,529	610,470
19,000	Interpump Group SpA	263,313	591,094
36,000	Mueller Industries Inc.	1,035,286	1,062,360

		2,426,643	3,092,684

	Financial Services — 8.1%
600	Alleghany Corp.	289,509	344,982
1,000	Credit Acceptance Corp.†	138,414	353,400
10,000	FCB Financial Holdings Inc., Cl. A†	325,027	588,000
50,000	Financial Engines Inc.	2,236,424	2,245,000
53,000	FinecoBank Banca Fineco SpA	350,403	598,634
32,000	Flushing Financial Corp.	625,280	835,200
102,000	GAM Holding AG	1,439,610	1,411,088
1,000	Groupe Bruxelles Lambert SA	82,544	105,476
25,000	H&R Block Inc.	544,400	569,500
6,000	Health Insurance Innovations Inc., Cl. A†	176,485	194,100
20,000	HRG Group Inc.†	314,836	261,800
1,000	I3 Verticals Inc., Cl. A†	17,314	15,220
30,000	Kinnevik AB, Cl. A	1,017,669	1,028,275
53,000	Kinnevik AB, Cl. B	1,832,251	1,816,027
32,975	Oaktree Specialty Lending Corp	204,158	157,621
20,000	Ocelot Partners Ltd.†	194,799	191,500
64,000	Resona Holdings Inc.	314,077	342,559
56,000	XL Group Ltd.	3,120,810	3,133,200

		13,224,010	14,191,582

	Food and Beverage — 15.2%
5,000	Arcus ASA	25,239	26,092
7,000	Britvic plc	68,455	71,966
3,000	Campbell Soup Co.	100,290	121,620
280	Chocoladefabriken Lindt & Spruengli AG	1,410,500	1,818,035

Shares		Cost	Market Value
46,000	Chr. Hansen Holding A/S	$1,921,513	$4,249,626
6,000	Coca-Cola Amatil Ltd.	50,599	40,851
3,000	Coca-Cola HBC AG	67,427	100,209
110,000	Cott Corp.	985,921	1,820,500
336,000	Davide Campari-Milano SpA	1,363,094	2,764,326
6,000	Dean Foods Co.	78,159	63,060
1,400	Diageo plc, ADR	155,671	201,614
2,000	Fevertree Drinks plc	25,214	89,479
1,500	Fomento Economico Mexicano SAB de CV, ADR	122,470	131,685
1,000	Heineken Holding NV	68,070	95,876
5,000	Hostess Brands Inc.†	61,091	68,000
4,500	International Flavors & Fragrances Inc.	462,905	557,820
39,000	ITO EN Ltd.	967,542	1,807,072
600	J & J Snack Foods Corp.	56,239	91,482
10,000	Kameda Seika Co. Ltd.	503,220	534,706
10,000	Kerry Group plc, Cl. A	725,637	1,044,598
43,200	Kikkoman Corp.	948,844	2,181,168
143,000	Maple Leaf Foods Inc.	2,645,193	3,615,654
15,500	Massimo Zanetti Beverage Group SpA	154,938	130,870
18,000	Nomad Foods Ltd.†	293,861	345,420
147,000	Parmalat SpA	421,987	496,117
11,000	Post Holdings Inc.†	444,294	946,220
550,000	Premier Foods plc†	371,479	275,102
5,500	Remy Cointreau SA	495,573	712,943
1,800	Symrise AG	97,498	157,863
400	The J.M. Smucker Co.	42,329	42,992
9,000	Treasury Wine Estates Ltd.	47,872	115,825
1,000	TreeHouse Foods Inc.†	82,695	52,510
35,000	Tsingtao Brewery Co. Ltd., Cl. H	241,455	192,273
215,000	Vitasoy International Holdings Ltd.	279,435	687,838
16,000	Yakult Honsha Co. Ltd.	826,068	1,069,412

		16,612,777	26,720,824

	Health Care — 6.6%
10,000	Abaxis Inc.	828,650	830,100
20,000	Akorn Inc.†	419,180	331,800
1,500	athenahealth Inc.†	200,920	238,710
100	Bio-Rad Laboratories Inc., Cl. A†	23,407	28,854
150	Bio-Rad Laboratories Inc., Cl. B†	35,257	43,309
80,000	BioScrip Inc.†	221,470	234,400
5,000	BioTelemetry Inc.†	131,343	225,000
9,000	Cardiovascular Systems Inc.†	189,622	291,060
2,000	Charles River Laboratories International Inc.†	177,172	224,520
3,000	Draegerwerk AG & Co. KGaA	208,045	179,374
30,000	Electromed Inc.†	199,314	162,600
65,000	Endo International plc†	1,081,447	612,950
10,000	Envision Healthcare Corp.†	551,104	440,100

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
20,000	Evolent Health Inc., Cl. A†	$384,018	$421,000
16,494	Foundation Medicine Inc.†	2,253,163	2,254,730
4,000	Gerresheimer AG	276,280	324,649
500	ICU Medical Inc.†	50,378	146,825
4,000	Idorsia Ltd.†	41,180	106,230
80,000	InfuSystems Holdings Inc.†	217,340	284,000
4,000	Integer Holdings Corp.†	97,010	258,600
6,300	K2M Group Holdings Inc.†	119,036	141,750
45,000	Kindred Healthcare Inc.†	381,554	405,000
10,100	Lantheus Holdings Inc.†	142,099	146,955
1,000	Ligand Pharmaceuticals Inc.†	98,276	207,170
4,000	Medivir AB, Cl. B†	81,088	14,693
17,500	NeoGenomics Inc.†	138,031	229,425
2,000	Nevro Corp.†	135,965	159,700
4,500	Orthofix International NV†	156,521	255,690
17,500	Osiris Therapeutics Inc.†	134,094	168,875
40,000	Patterson Cos., Inc.	1,145,816	906,800
11,000	PetIQ Inc.†	253,762	295,460
5,200	SurModics Inc.†	101,284	287,040
1,000	Teladoc Inc.†	49,530	58,050
1,500	The Cooper Companies Inc.	228,744	353,175
10,000	Valeant Pharmaceuticals International Inc.†	177,000	232,400
1,000	Zoetis Inc.	35,770	85,190

		10,964,870	11,586,184

	Hotels and Gaming — 2.1%
2,000	Eldorado Resorts Inc.†	85,558	78,200
10,000	Full House Resorts Inc.†	34,040	33,300
11,000	International Game Technology plc	228,364	255,640
866,250	Mandarin Oriental International Ltd.	1,531,058	2,018,363
14,000	MGM Resorts International	460,582	406,420
8,000	Ryman Hospitality Properties Inc., REIT	402,778	665,200
225,000	The Hongkong & Shanghai Hotels Ltd.	317,315	321,199

		3,059,695	3,778,322

	Machinery — 3.1%
4,000	Astec Industries Inc.	155,826	239,200
300	Bucher Industries AG	78,593	100,697
170,031	CNH Industrial NV, Borsa Italiana	1,466,939	1,806,124
235,000	CNH Industrial NV, New York	1,891,598	2,474,550
13,000	Xylem Inc.	482,286	875,940

		4,075,242	5,496,511

	Manufactured Housing and Recreational Vehicles — 0.2%
2,000	Cavco Industries Inc.†	147,003	415,300

Shares		Cost	Market Value

	Media — 0.6%
29,000	Tribune Media Co., Cl. A	$1,145,017	$1,109,830

	Metals and Mining — 0.7%
3,000	Allegheny Technologies Inc.†	48,641	75,360
146,000	Arizona Mining Inc.†	681,529	684,106
30,000	Cameco Corp.	293,798	337,500
10,000	TimkenSteel Corp.†	147,055	163,500

		1,171,023	1,260,466

	Paper and Forest Products — 0.7%
37,713	KapStone Paper and Packaging Corp.	1,297,957	1,301,099

	Publishing — 0.6%
1,250	Graham Holdings Co., Cl. B	549,538	732,625
2,000	Meredith Corp.	92,074	102,000
16,000	The E.W. Scripps Co., Cl. A	242,298	214,240

		883,910	1,048,865

	Real Estate — 0.5%
11,001	Griffin Industrial Realty Inc.	316,480	483,934
10,000	LaSalle Hotel Properties, REIT	354,100	342,300

		670,580	826,234

	Retail — 2.6%
2,000	Aaron’s Inc.	80,260	86,900
7,500	AutoNation Inc.†	365,505	364,350
9,500	Avis Budget Group Inc.†	232,302	308,750
70	Biglari Holdings Inc., Cl. A†	82,746	66,500
500	Biglari Holdings Inc., Cl. B†	123,860	91,745
1,000	Casey’s General Stores Inc.	99,674	105,080
2,900	Fnac Darty†	132,933	275,841
76,000	Hertz Global Holdings Inc.†	1,245,096	1,165,840
8,000	Macy’s Inc.	229,085	299,440
14,000	MarineMax Inc.†	205,612	265,300
4,000	Movado Group Inc.	83,975	193,200
1,200	Murphy USA Inc.†	58,913	89,148
4,000	Penske Automotive Group Inc.	150,947	187,400
6,000	Rush Enterprises Inc., Cl. B†	265,452	263,400
2,000	Sally Beauty Holdings Inc.†	52,415	32,060
400,000	Sun Art Retail Group Ltd.	441,576	523,096
6,000	United Natural Foods Inc.†	228,367	255,960

		4,078,718	4,574,010

	Specialty Chemicals — 1.8%
9,200	Ashland Global Holdings Inc.	525,795	719,256
8,000	H.B. Fuller Co.	341,597	429,440
9,000	Huntsman Corp.	137,100	262,800
50,000	Platform Specialty Products Corp.†	465,608	580,000
5,000	Sensient Technologies Corp.	332,569	357,750
12,000	SGL Carbon SE†	150,545	129,065
2,000	T Hasegawa Co Ltd.	43,869	43,644
2,000	Takasago International Corp.	51,763	64,038

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
700	Treatt plc	$3,479	$4,046
30,021	Valvoline Inc.	606,539	647,553

		2,658,864	3,237,592

	Telecommunications — 1.3%
800	BCE Inc.	36,699	32,392
40,000	Communications Systems Inc.	270,800	152,400
11,000	Gogo Inc.†	109,568	53,460
6,000	Harris Corp.	476,034	867,240
6,000	Hellenic Telecommunications Organization SA, ADR	41,840	37,464
8,500	Loral Space & Communications Inc.†	352,916	319,600
100,000	Pharol SGPS SA†	34,665	27,794
33,000	Telekom Austria AG	210,582	275,157
21,000	Vodafone Group plc, ADR	644,446	510,510

		2,177,550	2,276,017

	Transportation — 0.7%
17,500	Fortress Transportation & Infrastructure Investors LLC	307,147	316,225
12,500	GATX Corp.	643,562	927,875

		950,709	1,244,100

	Wireless Communications — 2.3%
62,500	Millicom International Cellular SA, SDR	4,023,898	3,691,350
8,132	United States Cellular Corp.†	322,678	301,209

		4,346,576	3,992,559

	TOTAL COMMON STOCKS	117,021,855	145,477,524

	CLOSED-END FUNDS — 0.1%
25,000	MVC Capital Inc.	284,990	237,500

	PREFERRED STOCKS — 0.2%
	Financial Services — 0.2%
18,200	The Phoenix Companies Inc., 7.450%, 01/15/32	333,127	338,975

	Real Estate — 0.0%
2,600	Regional Health Properties Inc., 10.875%, Ser. A	44,980	7,005

	TOTAL PREFERRED STOCKS	378,107	345,980

	RIGHTS — 0.0%
	Health Care — 0.0%
12,000	Dyax Corp., CVR†(a)	0	13,320
1,500	Tobira Therapeutics Inc.†(a)	90	90

	TOTAL RIGHTS	90	13,410

Principal Amount			Market Value

	U.S. GOVERNMENT OBLIGATIONS — 17.0%
$30,036,000	U.S. Treasury Bills, 1.686% to 1.895%††, 07/05/18 to 09/27/18	$29,968,555	$29,970,959

TOTAL INVESTMENTS — 100.0%		$147,653,597	176,045,373

Other Assets and Liabilities (Net)			1,040,605

PREFERRED STOCK (1,200,000 preferred shares outstanding)			(30,000,000)

NET ASSETS — COMMON STOCK (10,223,678 common shares outstanding)			$147,085,978

NET ASSET VALUE PER COMMON SHARE ($147,085,978 ÷ 10,223,678 shares outstanding)			$14.39

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the market value of the Rule 144A security amounted to $72,744 or 0.04% of total investments.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value

United States	57.4%	$101,034,943
Europe	27.8	48,968,895
Japan	5.2	9,083,494
Canada	4.7	8,379,130
Latin America	2.5	4,363,754
Asia/Pacific	2.4	4,178,425
Africa/Middle East	0.0*	36,732
Total Investments	100.0%	$176,045,373

*	Amount represents less than 0.05%.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Assets and Liabilities June 30, 2018 (Unaudited)
Assets:
Investments, at value (cost $147,653,597)	$176,045,373
Cash	10,912
Foreign currency, at value (cost $11,912)	12,020
Receivable for investments sold	1,140,959
Dividends receivable	284,344
Deferred offering expense	130,535
Prepaid expenses	1,208

Total Assets	177,625,351

Liabilities:
Distributions payable	22,708
Payable for fund shares redeemed	40,834
Payable for investments purchased	270,381
Payable for investment advisory fees	147,020
Payable for accounting fees	11,250
Payable for payroll expenses	1,210
Other accrued expenses	45,970

Total Liabilities	539,373

Cumulative Preferred Shares, $0.001 par value:
Series A Preferred Shares (5.450%, $25 liquidation value, 1,200,000 shares authorized with 1,200,000 shares issued and outstanding)	30,000,000

Net Assets Attributable to Common Shareholders	$147,085,978

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$119,780,038
Undistributed net investment income	96,285
Distributions in excess of net realized gain on investments and foreign currency transactions	(1,178,047)
Net unrealized appreciation on investments	28,391,776
Net unrealized depreciation on foreign currency translations	(4,074)

Net Assets	$147,085,978

Net Asset Value per Common Share:
($147,085,978 ÷ 10,223,678 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$14.39

Statement of Operations For the Six Months Ended June 30, 2018 (Unaudited)
Investment Income:
Dividends (net of foreign withholding taxes of $105,053)	$1,501,761
Interest	250,430

Total Income	1,752,191

Expenses:
Investment advisory fees	889,545
Shareholder communications expenses	85,516
Payroll expenses	38,201
Custodian fees	27,082
Legal and audit fees	25,324
Trustees’ fees	22,606
Accounting fees	22,500
Shareholder services fees	11,819
Interest expense	1,295
Miscellaneous expenses	34,904

Total Expenses	1,158,792

Less:
Expenses paid indirectly by broker (See Note 3)	(1,082)

Net Expenses	1,157,710

Net Investment Income	594,481

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	444,754
Net realized loss on foreign currency transactions	(2,746)

Net realized gain on investments and foreign currency transactions	442,008

Net change in unrealized appreciation/depreciation:
on investments	(2,914,065)
on foreign currency translations	(6,636)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,920,701)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(2,478,693)

Net Decrease in Net Assets Resulting from Operations	(1,884,212)

Total Distributions to Preferred Shareholders	(817,500)

Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(2,701,712)

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income/(loss)	$594,481	$(179,698)
Net realized gain on investments and foreign currency transactions	442,008	1,429,515
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,920,701)	24,780,739

Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,884,212)	26,030,556

Distributions to Preferred Shareholders:
Net investment income	(354,898)*	(294,477)
Net realized gain	(462,602)*	(1,082,568)
Return of capital	—	(257,955)

Total Distributions to Preferred Shareholders.	(817,500)	(1,635,000)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(2,701,712)	24,395,556

Fund Share Transactions:
Net increase from common shares issued in rights offering	—	29,652,555
Adjustment to offering costs for preferred shares	—	11,000
Net decrease from repurchase of common shares	(1,101,346)	(715,219)
Net decrease from costs to repurchase common shares	(150)	(1,650)
Offering costs for common shares charged to paid-in capital	(43,403)	(370,000)

Net Increase/(Decrease) in Net Assets from Fund Share Transactions	(1,144,899)	28,576,686

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(3,846,611)	52,972,242

Net Assets Attributable to Common Shareholders:
Beginning of year	150,932,589	97,960,347

End of period (including undistributed net investment income of $96,285 and $0, respectively)	$147,085,978	$150,932,589

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout the period:

									For the Period
	Six Months Ended								Ended December
	June 30, 2018		For the Year Ended December 31,						31,
	(Unaudited)		2017		2016		2015		2014(a)
Operating Performance:
Net asset value, beginning of period	$14.63		$12.57		$12.20		$11.86		$12.00
Net investment income/(loss)	0.06		(0.01	)(b)	0.10		(0.02	)(b)	(0.07)
Net realized and unrealized gain/(loss) on investments and foreign currency transactions		(0.24)	3.34		0.60		0.34		(0.07)
Total from investment operations		(0.18)	3.33		0.70		0.32		(0.14)
Distributions to Preferred Shareholders: (c)
Net investment income	(0.03	)*		(0.04)	(0.04)		—		—
Net realized gain	(0.05	)*		(0.14)	(0.10)		—		—
Return of capital	—			(0.03)	—		—		—
Total distributions to preferred shareholders		(0.08)		(0.21)	(0.14)		—		—
Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations		(0.26)	3.12		0.56		0.32		(0.14)
Distributions to Common Shareholders:
Net investment income	—		—		(0.04)		—		—
Net realized gain	—		—		(0.08)				—
Total distributions to common shareholders	—		—		(0.12)		—		—
Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.02		0.01		0.07		0.02		0.00 (d)
Decrease in net asset value from costs charged to repurchase of common shares	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	—
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		0.00	(d)	(0.14)		—		—
Offering costs for common shares charged to paid-in capital	(0.00	)(d)		(0.05)	—		—		—
Decrease in net asset value from rights offering	—			(1.02)	—		—		—
Total fund share transactions	0.02			(1.06)	(0.07)		0.02		0.00 (d)
Net Asset Value Attributable to Common Shareholders, End of Period	$14.39		$14.63		$12.57		$12.20		$11.86
NAV total return †		(1.64)%		24.62%	4.02%			2.87%	(1.17)%
Market value, end of period	$12.12		$12.74		$10.60		$10.40		$10.44
Investment total return ††		(4.87)%		25.40%	2.40%			(0.38)%	(13.00)%

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout the period:

									For the Period
	Six Months Ended								Ended December
	June 30, 2018		For the Year Ended December 31,						31,
	(Unaudited)		2017		2016		2015		2014(a)
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$177,086		$180,933		$127,960		—		—
Net assets attributable to common shares, end of period (in 000’s)	$147,086		$150,933		$97,960		$99,137		$97,857
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	0.80	%(e)		(0.16)%		0.80%		(0.14)%	(1.12	)%(e)
Ratio of operating expenses to average net assets attributable to common shares (g)	1.56	%(e)(f)	1.76	%(f)	1.72	%(f)	1.53	%(f)	1.58	%(e)
Portfolio turnover rate		49.0%		70.4%		76.6%		114.0%		20.0%
5.450% Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$30,000		$30,000		$30,000		—		—
Total shares outstanding (in 000’s)	1,200		1,200		1,200		—		—
Liquidation preference per share	$25.00		$25.00		$25.00		—		—
Average market value (h)	$25.16		$25.30		$25.32		—		—
Asset coverage per share	$147.57		$150.78		$106.63		—		—
Asset Coverage		590%		603%		427%	—		—

†

Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	The Fund commenced investment operations on June 23, 2014.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	Calculated based on average common shares outstanding on record dates throughout the period.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2018 and the years ended December 31, 2017, 2016, and 2015, there was no impact on the expense ratios.

(g)

Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2018 and the years ended December 31, 2017 and 2016, would have been 1.30%, 1.39%, and 1.44%, respectively.

(h)	Based on weekly prices.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Small and Mid Cap Value Trust (the “Fund”) is a diversified closed-end management investment company organized as a Delaware statutory trust on August 19, 2013 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on June 23, 2014.

The Fund’s investment objective is to seek long term growth of capital. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities (such as common stock and preferred stock) of companies with small or medium sized market capitalizations (“small cap” and “mid cap” companies, respectively) and at least 40% of its total assets in the equity securities of companies located outside the U.S. and in at least three countries.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1	—	quoted prices in active markets for identical securities;
●	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3	—	significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$3,331,821	—	$9,370	$ 3,341,191
Automotive: Parts and Accessories	3,657,617	—	500,000	4,157,617
Entertainment	2,903,466	$72,744	—	2,976,210
Financial Services	14,000,082	191,500	—	14,191,582
Health Care	11,542,875	43,309	—	11,586,184
Other Industries (a)	109,224,740	—	—	109,224,740
Total Common Stocks	144,660,601	307,553	509,370	145,477,524
Closed-End Funds	237,500	—	—	237,500
Preferred Stocks:
Financial Services	—	338,975	—	338,975
Real Estate	7,005	—	—	7,005
Total Preferred Stocks	7,005	338,975	—	345,980
Rights (a)	—	—	13,410	13,410
U.S. Government Obligations	—	29,970,959	—	29,970,959
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$144,905,106	$30,617,487	$522,780	$176,045,373

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2018, the Fund had transfers from Level 1 to Level 2 of $192,000 or 0.13% of net assets as of June 30, 2018. Transfers from Level 1 to Level 2 are due to a decrease in market activity, e.g., frequency of trades, which resulted in a decrease in available market inputs to determine the prices. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/17	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Proceeds received	Transfers into Level 3††	Transfers out of Level 3††	Balance as of 6/30/18	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 6/30/18†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$506,211	—	$145	$(636)	$9,890	$(6,240)	—	—	$509,370	$(520)
Rights (a)	13,410	—	—	—	—	—	—	—	13,410	—
TOTAL INVESTMENTS IN SECURITIES	$519,621	—	$145	$(636)	$9,890	$(6,240)	—	—	$522,780	$(520)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and out of Level 3 as of the beginning of the reporting period.

The following tables summarize the valuation techniques used and unobservable inputs utilized to determine the value of certain of the Fund’s Level 3 investments as of June 30, 2018:

Description	Balance at 6/30/18	Valuation Technique	Unobservable Input	Range
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$509,370	Last available closing price/spin-off/Acquisition price	Discount Range	0%
Rights (a)	13,410	Merger/Acquisition price	Discount Range	0%
Total	$522,780

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Range	Decrease	Increase

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was approximately 2 basis points.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities, passive foreign investment companies, and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Distributions to shareholders of the Fund’s 5.45% Series A Cumulative Preferred Shares (“Series A Preferred”) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	—	$1,181,927
Net long term capital gains	—	195,118
Return of capital	—	257,955

Total distributions paid	—	$1,635,000

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$148,983,980	$32,977,773	$(5,916,380)	$27,061,393

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2018, the Fund did not incur any income tax, interest or penalties. As of June 30, 2018, the Adviser has reviewed the open tax years and concluded that there was no tax impact to the Fund’s net assets or results of operations. The Fund’s current federal and state tax returns

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

will remain open for three fiscal years, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2018, the Fund paid $19,174 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2018, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,082.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2018, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2018, the Fund accrued $38,201 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $2,000 and the Nominating Committee Chairman and the Lead Trustee each receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2018, other than short term securities and U.S. Government obligations, aggregated $82,195,265, and $71,220,757, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). On October 23, 2017, the Fund distributed one transferable right for each of the 7,735,448 common shares outstanding on that date. Three rights were required to purchase one additional common share at the subscription price of $11.50 per share in accordance with the offering document authorized by the Board. On December 12, 2017, the Fund issued 2,578,483 common shares receiving net proceeds of $29,239,152, after the deduction of offering expenses of $413,403. The NAV per share of the Fund was reduced by approximately $1.02 per share on the day the additional shares were issued below NAV. The Board has authorized the repurchase

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2018 and the year ended December 31, 2017, the Fund repurchased and retired 90,253 and 58,773 of its common shares at an investment of $1,101,346 and $715,219 and an average discount of 15.74% and 13.51%, respectively, from its net asset value.

Transactions in common shares were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Increase from common shares issued in rights offering	—	—	2,578,483	$29,652,555
Decrease from repurchase of common shares	(90,253)	$(1,101,346)	(58,773)	(715,219)

Net increase/(decrease)	(90,253)	$(1,101,346)	2,519,710	$28,937,336

As of June 30, 2018, after considering the issuance of the Series A Preferred and additional common shares, the Fund has approximately $40 million available for issuance of common or preferred shares under the current shelf registration.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of 1,200,000 shares of $0.001 par value Cumulative Preferred Shares (“Preferred Shares”). The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at redemption prices of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

On May 10, 2016, the Fund received $28,885,357 (after underwriting discounts of $945,000 and offering expenses of $169,643) from the public offering of 1,200,000 shares of 5.450% Series A Preferred Shares (“Series A Preferred”). Commencing May 10, 2021 and at any time thereafter, the Fund, at its option, may redeem the Series A Preferred in whole or in part at the redemption price plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares. In addition, the Board has authorized the repurchase of Series A Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2018 and December 31, 2017, the Fund did not repurchase any of the Series A Preferred. At June 30, 2018, 1,200,000 Series A Preferred were outstanding and accrued dividends amounted to $22,708.

The holders of Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Stock voting together as a single class also have the right currently to elect two Trustees

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 7, 2018, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 14, 2018 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 14, 2018 in Greenwich, Connecticut. At that meeting, common and preferred shareholders voting together as a single class, elected Anthony J. Colavita as a Trustee of the Fund. A total of 10,223,265 votes were cast in favor of this Trustee, and a total of 528,605 votes were withheld for this Trustee.

In addition, preferred shareholders, voting as a separate class, elected Frank J. Fahrenkopf, Jr., as a Trustee of the Fund. A total of 977,607 votes were cast in favor of this Trustee and a total of 164,094 votes were withheld for this Trustee.

Mario J. Gabelli, Kevin V. Dreyer, James P. Conn, Kuni Nakamura, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

ANNUAL APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT

At a meeting on May 16, 2018, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance of the Fund and the Adviser. The Independent Board Members reviewed the performance of the Fund for the one and three year periods (as of March 31, 2018) against a peer group of global registered investment companies selected by the Adviser (the “Adviser Peer Group”) and against a peer group consisting of funds in the Fund’s Lipper category (the “Lipper Peer Group”). These peer groups included funds focused on small and/or midcap stocks. The Independent Board Members noted the Fund’s performance generally trailed the Adviser Peer Group for the one year period, but was more favorable, and slightly above the median, for the three year period. The Independent Board Members noted that for the Lipper Peer Group, the Fund Ranked 14 out of 29 funds for the one year period and eight out of 29 funds for the three year period. It was noted that because the Fund commenced investment operations on June 23, 2014, the Fund does not have a five or ten year performance record.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser.

Economies of Scale. The Independent Board Members noted that the Fund was a closed-end fund trading at a discount to net asset value and accordingly unlikely to achieve growth of the type that might lead to economies of scale that the shareholders would not participate in. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and the Lipper Peer Group and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund was smaller than average within the peer group and that its expense ratios were above average. The Independent Board Members noted that the management fee reflected by Lipper is the aggregate fee paid by a fund (including fees attributable to both common and preferred shares) as a percentage of the assets attributable to common shares, which may result in the calculation of a higher management fee percentage than the stated contractual fee for any funds employing leverage. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not attach significance to, information comparing the management fee with the fee for other types of accounts managed by an affiliate of the Adviser.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

ANNUAL APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT (Continued)

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services, and a reasonable overall performance record since the Fund’s inception in 2014. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was reasonable and that economies of scale were not a significant factor in their thinking at this point. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of The Gabelli Global Small and Mid Cap Value Trust to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder, you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

The Gabelli Global Small and Mid Cap Value Trust

c/o Computershare

P.O. Box 505000

Louisville, KY 40233

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name, your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 505000, Louisville, KY 40233 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “World Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “World Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGZX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Kevin V. Dreyer

Managing Director,

GAMCO Investors, Inc.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Camillo Schmidt-Chiari

Assistant Vice President &

Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GGZ Q2/2018

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2018 through 01/31/2018	Common –N/A Preferred Series A – N/A	Common –N/A Preferred Series A – N/A	Common –N/A Preferred Series A – N/A	Common – 10,313,931 Preferred Series A – 1,200,000
Month #2 02/01/2018 through 02/28/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 10,313,931 Preferred Series A – 1,200,000
Month #3 03/01/2018 through 03/31/2018	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 10,313,931 Preferred Series A – 1,200,000
Month #4 04/01/2018 through 04/30/2018	Common –N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 10,313,931 Preferred Series A – 1,200,000
Month #5 05/01/2018 through 05/31/2018	Common – 25,537 Preferred Series A – N/A	Common – $12.1338 Preferred Series A – N/A	Common – 25,537 Preferred Series A – N/A	Common – 10,313,931 - 25,537 = 10,288,394 Preferred Series A – 1,200,000
Month #6 06/01/2018 through 06/30/2018	Common – 64,716 Preferred Series A – N/A	Common – $12.2154 Preferred Series A – N/A	Common – 64,716 Preferred Series A – N/A	Common – 10,288,394 - 64,716 = 10,223,678 Preferred Series A – 1,200,000
Total	Common – 90,253	Common – $12.1882	Common – 90,253	N/A

Preferred Series A – N/A	Preferred Series A – N/A	Preferred Series A – N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Small and Mid Cap Value Trust

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/27/2018

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/27/2018

* Print the name and title of each signing officer under his or her signature.